Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - Knutsen NYK - shares		6 Months Ended
	Sep. 07, 2021	Jun. 30, 2024
Common Units [Member]
Issue of Units	673,080
Class B Units [Member]
Issue of Units	673,080
Number of units converted		420,675